COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 05, 2020
Power Up [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Judgment for an amount of not less		$ 420,750
Damage amount		$ 420,750
Employment Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of severance upon termination	$ 100,000